SHARE-BASED PAYMENT - Fair value of share options (Details)	May 12, 2023 USD ($) Y $ / shares
SHARE-BASED PAYMENTS
Estimates of options that will be exercised (as a percent)	100.00%
Stand Alone Stock Option Grant
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 5.42
Weighted average exercise price	$ 4.55
Weighted average expected volatility	29.69%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.66%
Weighted average expected life | Y	9.89
Weighted average fair value of stock options at measurement date | $	$ 2.47
Employee Stock Option Plan
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 13.98
Weighted average exercise price	$ 5.55
Weighted average expected volatility	42.18%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.17%
Weighted average expected life | Y	9.22
Weighted average fair value of stock options at measurement date | $	$ 10.1
Past Share Option plan
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 11.45
Weighted average exercise price	$ 12.48
Weighted average expected volatility	48.73%
Dividend rate	0.00%
Weighted average risk-free interest rate	4.40%
Weighted average expected life | Y	4.89
Weighted average fair value of stock options at measurement date | $	$ 5.01
Base Share Option plan (2023 Grant)
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 10.8
Weighted average exercise price	$ 10.52
Weighted average expected volatility	54.73%
Dividend rate	0.00%
Weighted average risk-free interest rate	4.47%
Weighted average expected life | Y	2.97
Weighted average fair value of stock options at measurement date | $	$ 4.46
Performance Share Option plan
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 10.79
Weighted average exercise price	$ 10.52
Weighted average expected volatility	54.73%
Dividend rate	0.00%
Weighted average risk-free interest rate	4.47%
Weighted average expected life | Y	2.97
Weighted average fair value of stock options at measurement date | $	$ 4.45
Base Share Option plan (2026 Grant)
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 1.13
Weighted average exercise price	$ 1.36
Weighted average expected volatility	57.16%
Dividend rate	0.00%
Weighted average risk-free interest rate	3.77%
Weighted average expected life | Y	3.22
Weighted average fair value of stock options at measurement date | $	$ 0.42